Investor A C Institutional and Class R [Member] Performance Management - Investor A, C, Institutional and Class R - BLACKROCK ADVANTAGE LARGE CAP GROWTH FUND	May 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
Effective June 12, 2017, the Fund changed its name, investment objective, investment process and investment strategies. Performance prior to June 11, 2017 shown below is based on the investment process and investment strategies utilized by the Fund at that time under the name “BlackRock Flexible Equity Fund.”
The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the Russell 1000® Index and the Russell 1000® Growth Index. The Russell 1000® Growth Index is relevant to the Fund because it has characteristics similar to the Fund’s investment strategy. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and the table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting www.blackrock.com or can be obtained by phone at (800) 882-0052.

Performance Past Does Not Indicate Future [Text]	As with all such investments, past performance (before and after taxes) is not an indication of futureresults.
Performance Information Illustrates Variability of Returns [Text]	The information shows you how the Fund’s performance has varied year by year and provides some indication of therisks of investing in the Fund.
Performance Additional Market Index [Text]	The table compares the Fund’s performance to that of the Russell 1000®Index and theRussell 1000®Growth Index. The Russell 1000®Growth Index is relevant to the Fund because it has characteristicssimilar to the Fund’s investment strategy.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart [Heading]	Investor A Shares ANNUAL TOTAL RETURNS BlackRock Advantage Large Cap Growth Fund As of 12/31
Bar Chart Closing [Text Block]
During the ten-year period shown in the bar chart, the highest return for a quarter was 27.13% (quarter ended June 30, 2020) and the lowest return for a quarter was -20.31% (quarter ended June 30, 2022). The year-to-date return as of June 30, 2025 was 7.09%.

Performance Table Heading	For the periods ended 12/31/24Average Annual Total Returns
Performance Table Narrative
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor C, Institutional and Class R Shares will vary.

Performance Table Does Reflect Sales Loads	However, the table includes all applicable fees and sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do notreflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and maydiffer from those shown, and the after-tax returns shown are not relevant to investors who hold their shares throughtax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown forInvestor A Shares only, and the after-tax returns for Investor C, Institutional and Class R Shares will vary.
Performance Availability Website Address [Text]	www.blackrock.com
Performance Availability Phone [Text]	(800) 882-0052
Investor A Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	7.09%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	27.13%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(20.31%)
Lowest Quarterly Return, Date	Jun. 30, 2022